Summary of Principal Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising expenses
Advertising expenses	$ 100,457,370	$ 51,936,863	$ 31,146,070
Foreign currency translation
Exchange loss	862,383	379,530	1,051,883
Government subsidies
Cash subsidies	4,917,642	6,475,023	6,180,360
Allowance for doubtful accounts for accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	36,537,817	14,811,322	18,836,275
Provisions for doubtful accounts	29,099,216	27,297,288	9,513,951
Write offs	(6,298,025)	(5,633,500)	(14,380,877)
Changes due to foreign exchange	1,479,400	62,707	841,973
Balance at the end of the period	$ 60,818,408	$ 36,537,817	$ 14,811,322